UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th Floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2014

Date of reporting period: May 31, 2014

Item 1.  Reports to Stockholders.

Global X MLP ETF (ticker: MLPA)
Global X Junior MLP ETF (ticker: MLPJ)

Semi-Annual Report

May 31, 2014

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	May 31, 2014 (Unaudited)

Global X MLP ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 106.9%
Oil & Gas — 106.9%
Access Midstream Partners	86,932	$5,475,847
Alliance Resource Partners	12,891	1,172,437
AmeriGas Partners	49,450	2,342,941
Atlas Pipeline Partners	43,948	1,432,705
Boardwalk Pipeline Partners	58,456	1,022,395
Buckeye Partners	66,994	5,256,349
Cheniere Energy Partners	20,250	692,550
Crestwood Equity Partners	67,309	945,692
Crestwood Midstream Partners	90,784	1,979,091
DCP Midstream Partners	51,727	2,778,257
El Paso Pipeline Partners	78,889	2,701,159
Enbridge Energy Partners	128,751	3,991,281
Energy Transfer Partners	90,367	5,089,469
EnLink Midstream Partners	56,676	1,726,918
Enterprise Products Partners	71,438	5,344,991
EV Energy Partner	27,247	1,006,232
Genesis Energy	41,417	2,360,769
Kinder Morgan Energy Partners	66,241	5,037,628
Magellan Midstream Partners	71,065	5,818,802
MarkWest Energy Partners	74,732	4,629,647
Natural Resource Partners	41,069	581,948
NGL Energy Partners	33,796	1,351,840
Northern Tier Energy	35,095	978,800
NuStar Energy	46,607	2,704,138
ONEOK Partners	86,265	4,753,202
Plains All American Pipeline	90,863	5,131,034
Regency Energy Partners	105,709	2,938,710
Spectra Energy Partners	101,314	5,313,919
Suburban Propane Partners	36,215	1,681,100
Sunoco Logistics Partners	43,356	3,988,752
Targa Resources Partners	61,385	4,171,725
TC PipeLines	28,060	1,459,120
Tesoro Logistics	21,842	1,522,387
Western Gas Partners	41,267	2,970,811

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	May 31, 2014 (Unaudited)

Global X MLP ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Williams Partners	96,942	$5,148,590
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $84,789,195)		105,501,236

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 06/02/14
(Cost $69,841)	$69,841	69,841
TOTAL INVESTMENTS — 107.0%
(Cost $84,859,036)		$105,571,077

Percentages are based on Net Assets of $98,679,662.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$105,501,236	$—	$—	$105,501,236
Time Deposit	—	69,841	—	69,841
Total Investments in Securities	$105,501,236	$69,841	$—	$105,571,077

For the period ended May 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	May 31, 2014 (Unaudited)

Global X Junior MLP ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 105.8%
Oil & Gas — 105.8%
Atlas Energy	29,145	$1,168,423
Atlas Resource Partners	25,479	504,739
BreitBurn Energy Partners	69,575	1,491,688
Dorchester Minerals	15,836	447,842
Eagle Rock Energy Partners	63,160	281,694
Equities Midstream Partners	16,042	1,317,690
EV Energy Partner	25,051	925,133
Exterran Partners	17,663	494,034
Ferrellgas Partners	31,723	880,631
Global Partners	9,861	404,005
Holly Energy Partners	21,427	757,230
Legacy Reserves	29,193	858,274
Memorial Production Partners	33,112	740,715
MPLX	11,884	679,290
Niska Gas Storage Partners, Cl U	9,166	130,616
NuStar GP Holdings	20,556	719,460
PetroLogistics	21,630	311,688
Phillips 66 Partners	11,252	681,309
QEP Midstream Partners	13,810	333,926
QR Energy	30,325	543,424
Rose Rock Midstream	8,185	355,475
Summit Midstream Partners	14,013	630,725
Tallgrass Energy Partners	8,509	313,982
Tesoro Logistics	21,072	1,468,718
Transmontaigne Partners	9,281	460,616
Valero Energy Partners	10,161	451,453
Vanguard Natural Resources	47,067	1,445,898
TOTAL INVESTMENTS — 105.8%
(Cost $15,888,504)		$18,798,678

Percentages are based on Net Assets of $17,761,968.

Cl — Class

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	May 31, 2014 (Unaudited)

Global X Junior MLP ETF

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$18,798,678	$—	$—	$18,798,678
Total Investments in Securities	$18,798,678	$—	$—	$18,798,678

For the period ended May 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2014, there were no Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

4

Statements of Assets and Liabilities
May 31, 2014 (Unaudited)

	Global X MLP ETF	Global X Junior MLP ETF
Assets:
Cost of Investments	$84,859,036	$15,888,504
Investments, at Value	$105,571,077	$18,798,678
Income Tax Receivable	53,449	—
Dividend and Interest Receivable	—	9,884
Total Assets	105,624,526	18,808,562

Liabilities:
Payable due to Investment Adviser	44,319	10,955
Deferred Tax Liability	6,889,980	984,701
Current Tax Payable	—	24,380
Cash Overdraft	—	9,241
Franchise Tax Payable	10,565	17,317
Total Liabilities	6,944,864	1,046,594

Net Assets	$98,679,662	$17,761,968

Net Assets Consist of:
Paid-in Capital	$87,356,350	$16,331,718
Distributions in Excess of Net Investment Income	(1,199,977)	(1,020,290)
Accumulated Net Realized Gain (Loss) on Investments	(463,095)	591,910
Net Unrealized Appreciation on Investments	12,986,384	1,858,630
Net Assets	$98,679,662	$17,761,968
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,900,000	1,050,000

Net Asset Value, Offering and Redemption Price Per Share	$16.73	$16.92

The accompanying notes are an integral part of the financial statements.

5

Statements of Operations

For the period ended May 31, 2014 (Unaudited)

	Global X MLP ETF	Global X Junior MLP ETF

Investment Income:

Distributions from Master Limited Partnerships	$2,436,259	$534,134
Less: Return of Capital Distributions	(2,436,259)	(534,134)
Interest Income	22	9

Total Investment Income	22	9

Supervision and Administration Fees(1)	176,153	56,764
Franchise Tax Expense	9,970	12,213

Total Expenses	186,123	68,977

Net Investment Loss, Before Taxes	(186,101)	(68,968)

Tax Benefit/(Expense)	69,329	24,769

Net Investment Loss, Net of Taxes	(116,772)	(44,199)

Net Realized Gain (Loss) on:
Investments	(682,632)	510,937
Tax Benefit/(Expense)	254,604	(183,716)

Net Realized Gain (Loss) on Investments	(428,028)	327,221

Net Change in Unrealized Appreciation on:
Investments	9,997,654	2,240,808
Tax Benefit/(Expense)	(3,725,658)	(808,227)

Net Change in Unrealized Appreciation on Investments, Net of Taxes	6,271,996	1,432,581

Net Realized and Unrealized Gain on Investments, Net of Taxes	5,843,968	1,759,802

Net Increase in Net Assets Resulting from Operations	$5,727,196	$1,715,603

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

6

Statements of Changes in Net Assets

	Global X MLP ETF		Global X Junior MLP ETF
	Period Ended May 31, 2014 (Unaudited)	Period Ended November 30, 2013 (Audited)	Period Ended May 31, 2014 (Unaudited)	Period Ended November 30, 2013(1) (Audited)
Operations:
Net Investment Loss, Net of Taxes	$(116,772)	$(151,663)	$(44,199)	$(44,273)
Net Realized Gain (Loss) on Investments, Net of Taxes	(428,028)	(50,058)	327,221	264,689
Net Change in Unrealized Appreciation on Investments, Net of Taxes	6,271,996	6,435,225	1,432,581	426,049
Net Increase in Net Assets Resulting from Operations	5,727,196	6,233,504	1,715,603	646,465
Dividends and Distributions:
Net Investment Income	—	(897,053)	(475,000)	(456,818)
Tax Return of Capital	(2,211,000)	(2,221,447)	—	(191,282)
Total Dividends and Distributions	(2,211,000)	(3,118,500)	(475,000)	(648,100)
Capital Share Transactions:
Issued	28,311,000	51,405,000	3,263,500	14,868,500
Redeemed	—	(3,998,000)	(815,000)	(794,000)
Increase in Net Assets from Capital Share Transactions	28,311,000	47,407,000	2,448,500	14,074,500
Total Increase in Net Assets	31,827,196	50,522,004	3,689,103	14,072,865
Net Assets:
Beginning of Period	66,852,466	16,330,462	14,072,865	—
End of Period	$98,679,662	$66,852,466	$17,761,968	$14,072,865
Distributions in Excess of Net Investment Income Loss, Net of Taxes	$(1,199,977)	$(1,083,205)	$(1,020,290)	$(501,091)

Share Transactions:
Issued	1,750,000	3,300,000	200,000	950,000
Redeemed	—	(250,000)	(50,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	1,750,000	3,050,000	150,000	900,000

(1)	The Fund commenced investment operations on January 14, 2013.

The accompanying notes are an integral part of the financial statements.

7

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

											Ratio of Expenses to Average Net Assets						Ratio of Investment Income/(Loss) to Average Net Assets
	Net Asset Value, Beginning of Period ($)	Net Investment Income Gain (Loss) ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Tax Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Before Net Deferred Tax Expense (%)		Net Deferred Tax Expense (%)		Total Expenses (%)		Before Net Deferred Tax Benefit (%)		Net Deferred Tax Benefit (%)		Net Investment Income (Loss) (%)		Portfolio Turnover (%)
Global X MLP ETF
2014(Unaudited)	16.11	(0.04)	1.10	1.06	(0.44)	—	(0.44)	16.73	6.66	98,680	0.48	†	8.21	†	8.69	†	(0.48	)†	0.18	†	(0.30	)†	10.57	††
2013	14.85	(0.05)	2.22	2.17	(0.26)	(0.65)	(0.91)	16.11	14.85	66,852	0.47		7.20		7.67		(0.47)		0.18		(0.29)		14.15	††
2012(1)	14.96	(0.04)	0.58	0.54	(0.02)	(0.63)	(0.65)	14.85	3.74	16,330	0.45	†	3.07	†	3.52	†	(0.45	)†	0.17	†	(0.28	)†	6.43	††
Global X Junior MLP ETF
2014(Unaudited)	15.64	(0.07)	1.85	1.78	(0.50)	—	(0.50)	16.92	11.52	17,762	0.91	†	12.78	†	13.69	†	(0.91	)†	0.33	†	(0.58	)†	35.53	††
2013(2)	15.09	(0.07)	1.68	1.61	(0.75)	(0.31)	(1.06)	15.64	10.86	14,073	0.81	†	4.30	†	5.11	†	(0.81	)†	0.29	†	(0.52	)†	68.54	††

(1)	The Fund commenced investment operations on April 18, 2012.
(2)	The Fund commenced investment operations on January 14, 2013.
*	Per share data calculated using average shares method.
**	Total Return is based on the change in net asset value of a share during the year/period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
†	† Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8

Notes to Financial Statements
May 31, 2014 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2014, the Trust had eighty-seven portfolios, forty of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF and Global X Junior MLP ETF (each a “Fund”, collectively, the “Funds”). The Funds are non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Global X MLP ETF and Global X Junior MLP ETF from underlying master limited partnership investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded. For the period ended May 31, 2014, the Funds estimated that 100% of the MLP distributions received are classified as return of capital.

MASTER LIMITED PARTNERSHIPS (“MLPs”) — MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the remainder trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

9

Notes to Financial Statements (continued)
May 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (“Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2014, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

10

Notes to Financial Statements (continued)
May 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended May 31, 2014 there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES — The Funds are taxed as regular C-corporations for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Funds may be subject to a 20 percent federal alternative minimum tax on their federal alternative taxable income to the extent that their alternative minimum tax exceeds their regular federal income tax. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Funds are not eligible to elect treatment as regulated investment companies due to their investments primarily in MLPs invested in energy assets. As a result, the Funds will be obligated to pay applicable federal and state corporate income taxes on their taxable income as opposed to most other investment companies which are not so obligated. The Funds expect that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing the Funds’ current tax liability. However, the amount of taxes currently paid by the Funds will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Funds.

11

Notes to Financial Statements (continued)
May 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce the Funds adjusted tax basis in the equity securities of the MLP. These reductions in the Funds’ adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Funds may be liable for previously deferred taxes. The Funds will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Funds’ NAV. From time to time, Global X Management Company LLC will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available. The Funds will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying statement of operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. During the period the Funds did not incur any interest or penalties.

Since the Funds will be subject to taxation on their taxable income, the NAV of Fund shares will also be reduced by the accrual of any current and deferred tax liabilities. The Indices however, are calculated without any adjustments for taxes. As a result, the Funds after tax performance could differ significantly from the Indices even if the pretax performance of the Funds and the performance of the Indices are closely correlated.

The Funds’ income tax expense/(benefit) consists of the following:

For the period ended May 31, 2014	Current		Deferred		Total
	MLP	Junior MLP	MLP	Junior MLP	MLP	Junior MLP
Federal	$-	$66,976	$3,181,632	$845,723	$3,181,632	$912,699
State	-	8,769	220,092	45,706	220,092	54,475
Total tax expense	$-	$75,745	$3,401,724	$891,429	$3,401,724	$967,174

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

12

Notes to Financial Statements (continued)
May 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Components of the Funds’ deferred tax assets and liabilities are as follows:

For the period ended May 31, 2014
	MLP	Junior MLP
Deferred tax assets:
Net operating loss carryforward	$1,441,643	$-
Accrued Franchise Taxes	4,009	6,470
Other	825	-

Less deferred tax liabilities:
Net unrealized gain on investment securities	(8,336,457)	(991,171)
Net deferred tax liability	$(6,889,980)	$(984,701)

The net operating loss carryforward is available to offset future taxable income. The net operating loss can be carried back 2 years and carried forward for 20 years and, accordingly, would begin to expire as of November 30, 2034. The MLP Fund has net operating loss carryforwards for federal income tax purposes as follows:

	Year Ended	Amount	Expiration
Federal	5/31/2014	$3,799,332	11/30/2034

The MLP Fund also has state tax net operating loss carryforwards of various amounts per state. The Deferred Tax Assets associated with these state tax net operating losses are as follows:

	Year Ended	Amount	Expiration
State	5/31/2014	$111,877	varies by state (5-20 years)

Although the Funds currently have a net deferred tax liability, they review the recoverability of their deferred tax assets based upon the weight of available evidence. When assessing the recoverability of their deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Funds in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Funds in those years. Net operating losses that may be generated by the Funds in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Funds in those years.

13

Notes to Financial Statements (continued)
May 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Based upon the Funds’ assessment, they have determined that it is more likely than not that their deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Funds’ deferred tax assets. The Funds will continue to assess the need for a valuation allowance in the future. Significant declines in the fair value of its portfolio of investments may change the Funds’ assessment of the recoverability of these assets and may result in the recording of a valuation allowance against all or a portion of the Funds’ gross deferred tax assets.

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% for Global X MLP ETF and 34% for Global X Junior MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

For the period ended May 31, 2014
	MLP		Junior MLP
Income tax expense at statutory rate	$3,195,122	35%	$912,144	34%
State income taxes (net of federal benefit)	223,053	2.454%	64,126	2.389%
Change in estimated state rate	(2,961)	(0.032)%	(9,651)	(0.360)%
Permanent differences, net	(13,490)	(0.148)%	555	0.021%
	$3,401,724	37.274%	$967,174	36.050%

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

For the period ended May 31, 2014
	MLP	Junior MLP
Unrecognized tax benefit - Beginning	$-	$-
Gross increases - tax positions in prior period	-	-
Gross decreases - tax positions in prior period	-	-
Gross increases - tax positions in current period	-	-
Settlement	-	-
Lapse of statute of limitations	-	-
Unrecognized tax benefit - Ending	$-	$-

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended May 31, 2014 the Funds had no accrued penalties or interest.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the fund. No U.S. federal or state income tax returns are currently under examination. The tax period ended November 30, 2013 remains subject to examination by tax authorities in the United States. Due to the nature of the Funds’ investments, the Funds may be required to file income tax returns in several states. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

14

Notes to Financial Statements (continued)
May 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds have accrued a state franchise tax liability for the period ended May 31, 2014. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Funds’ investments, the Funds may be required to file franchise state returns in several states.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X MLP ETF	$83,601,028	$22,989,635	$(1,019,586)	$21,970,049
Global X Junior MLP ETF	16,145,896	3,005,122	(352,340)	2,652,782

The difference between cost amounts for financial statement purposes and tax purposes, is due primarily to the recognition of return of capital and wash sales adjustments from the Funds investments in MLP’s.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds intend to declare and make quarterly distributions; however, the Board of Trustees may determine to make distributions at their own discretion. Distributions from net investment income are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from the Funds investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

15

Notes to Financial Statements (continued)
May 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

The Funds also expect that a portion of the distributions they receive from MLPs may be treated as a tax deferred return of capital, thus reducing the Funds current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds. For the period ended May 31, 2014, the Funds made no distributions from return of capital or net investment income.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Global X MLP ETF	50,000	$500	$836,500	$500
Global X Junior MLP ETF	50,000	500	846,000	500

16

Notes to Financial Statements (continued)
May 31, 2014 (Unaudited)

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X MLP ETF	0.45%
Global X Junior MLP ETF	0.75%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Cohen Fund Audit Services, Ltd. (“Cohen”) prepares Federal 1120 and state tax returns for the Funds. In addition, among other things, Cohen assists the Funds in the calculation of the current and deferred tax provisions for financial statement purposes for the Funds fiscal period ended May 31, 2014.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

17

Notes to Financial Statements (continued)
May 31, 2014 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2014, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP ETF	$8,932,727	$10,636,232
Global X Junior MLP ETF	5,677,001	7,042,202

For the period ended May 31, 2014, in-kind transactions associated with creations and redemptions were:

Purchases
Global X MLP ETF	$28,395,454
Global X Junior MLP ETF	3,255,529

For the period ended May 31, 2014 there were no purchases or sales of long term U.S. Government securities for the Funds.

5. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to its Underlying Indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indices).

Under normal circumstances, the Global X MLP Fund and the Global X Junior MLP Fund intend to invest at least 80% of their total assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds are derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

6. AUTHORIZED PARTICIPANTS

At May 31, 2014, the Funds’ total shares outstanding were originally acquired by Authorized Participants, in the form of Creation Units, as follows. However, the individual shares comprising such Creation Units are listed and traded on an exchange and have likely been purchased and sold by persons other than the Authorized Participants.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X MLP ETF	4	100%
Global X Junior MLP ETF	4	100%

18

Notes to Financial Statements (concluded)
May 31, 2014 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the schedule of investments and statement of assets and liabilities. The obligation to return securities lending collateral is also recognized as a liability in the statement of assets and liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2014, and for the period ended May 31, 2014 the Funds had no securities on loan.

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

19

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Annualized Expense Ratios(2)	Expenses Paid During Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$1,066.60	0.48%	$2.45
Hypothetical 5% Return	1,000.00	1,022.56	0.48	2.40
Global X Junior MLP ETF
Actual Fund Return	$1,000.00	$1,115.20	0.91%	$4.81
Hypothetical 5% Return	1,000.00	1,020.39	0.91	4.59

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

(2)	Tax benefit/(expense) is not included in the ratio calculation.

20

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of its Fund’s holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

21

Notes

22

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-005-0200

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)

Semi-Annual Report

May 31, 2014

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	May 31, 2014 (Unaudited)

Global X MLP & Energy Infrastructure ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. 77% of the securities are common stock and 23% are Master Limited Partnerships.

	Shares	Value
COMMON STOCK — 76.6%
Oil & Gas — 76.6%
Cheniere Energy *	95,291	$6,490,270
Crestwood Midstream Partners	22,919	499,634
Enbridge	230,027	10,923,982
Enbridge Energy Management	131,002	3,907,790
EnLink Midstream	91,928	3,793,869
EQT	83,524	8,927,045
Kinder Morgan	292,675	9,772,418
Kinder Morgan Management *	76,125	5,486,329
ONE Gas	115,176	4,218,897
ONEOK	127,270	8,207,642
Phillips 66 Partners	2,910	176,201
SemGroup, Cl A	83,451	5,669,661
Spectra Energy	277,002	11,240,741
Targa Resources	49,015	5,634,764
Williams	241,529	11,342,202
TOTAL COMMON STOCK
(Cost $88,342,944)		96,291,445

MASTER LIMITED PARTNERSHIPS — 23.2%
Oil & Gas — 23.2%
Access Midstream Partners	20,379	1,283,673
Atlas Pipeline Partners	10,912	355,731
Boardwalk Pipeline Partners	18,196	318,248
Buckeye Partners	17,929	1,406,709
DCP Midstream Partners	11,427	613,744
El Paso Pipeline Partners	20,989	718,663
Energy Transfer Partners	41,433	2,333,507
EnLink Midstream Partners	11,365	346,292
Enterprise Products Partners	75,200	5,626,464
Equities Midstream Partners	4,885	401,254
Genesis Energy	10,307	587,499

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	May 31, 2014 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Magellan Midstream Partners	35,090	$2,873,169
MarkWest Energy Partners	24,257	1,502,721
NuStar Energy	11,655	676,223
Plains All American Pipeline	51,477	2,906,906
Regency Energy Partners	44,526	1,237,823
Spectra Energy Partners	22,439	1,176,926
Sunoco Logistics Partners	10,884	1,001,328
Targa Resources Partners	15,078	1,024,701
TC PipeLines	7,020	365,040
Tesoro Logistics	5,471	381,329
Western Gas Partners	10,337	744,161
Williams Partners	24,549	1,303,797
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $27,290,057)		29,185,908

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 06/02/14
(Cost $58,691)	$58,691	58,691
TOTAL INVESTMENTS — 99.8%
(Cost $115,691,692)		$125,536,044

Percentages are based on Net Assets of $125,735,047.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$96,291,445	$—	$—	$96,291,445
Master Limited Partnerships	29,185,908	—	—	29,185,908
Time Deposit	—	58,691	—	58,691
Total Investments in Securities	$125,477,353	$58,691	$—	$125,536,044

For the period ended May 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

2

Statement of Assets and Liabilities

May 31, 2014 (Unaudited)

Global X MLP & Energy Infrastructure ETF
Assets:
Cost of Investments	$115,691,692
Investments, at Value	$125,536,044
Receivable for Capital Shares Sold	43,635,000
Receivable for Investment Securities Sold	3,323,293
Dividend and Interest Receivable	100,879
Total Assets	172,595,216

Liabilities:
Payable for Investment Securities Purchased	46,828,952
Payable due to Investment Adviser	31,217
Total Liabilities	46,860,169
Net Assets	$125,735,047
Net Assets Consist of:
Paid-in Capital	$115,533,703
Undistributed Net Investment Income	121,486
Accumulated Net Realized Gain on Investments	235,506
Net Unrealized Appreciation on Investments	9,844,352
Net Assets	$125,735,047
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,850,000

Net Asset Value, Offering and Redemption Price Per Share	$18.36

The accompanying notes are an integral part of the financial statements.

3

Statement of Operations

For the period ended May 31, 2014 (Unaudited)

Global X MLP & Energy Infrastructure ETF
Investment Income:
Dividend Income	$800,492
Interest Income	9
Less: Foreign Taxes Withheld	(13,584)
Total Investment Income	786,917
Supervision and Administration Fees(1)	102,700
Total Expenses	102,700
Net Investment Income	684,217
Net Realized Gain on:
Investments (2)	168,562
Net Realized Gain on Investments	168,562
Net Change in Unrealized Appreciation on:
Investments	9,002,227
Net Change in Unrealized Appreciation on Investments	9,002,227
Net Realized and Unrealized Gain on Investments	9,170,789
Net Increase in Net Assets Resulting from Operations	$9,855,006

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Fund for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

4

Statement of Changes in Net Assets

	Global X MLP & Energy Infrastructure ETF
	Period Ended May 31, 2014 (Unaudited)	Period Ended November 30, 2013(1) (Audited)
Operations:
Net Investment Income	$684,217	$137,538
Net Realized Gain (Loss) on Investments	168,562	(41)
Net Change in Unrealized Appreciation on Investments	9,002,227	842,125
Net Increase in Net Assets Resulting from Operations	9,855,006	979,622
Dividends and Distributions from:
Net Investment Income	(562,731)	(70,553)
Return of Capital	—	(45,797)
Total Dividends and Distributions	(562,731)	(116,350)
Capital Share Transactions:
Issued	94,664,500	20,915,000
Increase in Net Assets from Capital Share Transactions	94,664,500	20,915,000
Total Increase in Net Assets	103,956,775	21,778,272
Net Assets:
Beginning of Period	21,778,272	—
End of Period	$125,735,047	$21,778,272
Undistributed Net Investment Income	$121,486	$—
Share Transactions:
Issued	5,450,000	1,400,000
Net Increase in Shares Outstanding from Share Transactions	5,450,000	1,400,000

(1)	Commenced operations on August 6, 2013.

The accompanying notes are an integral part of the financial statements.

5

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)
Global X MLP & Energy Infrastructure ETF
2014(Unaudited)	15.56	0.25	2.75	3.00	(0.20)	—	(0.20)	18.36	19.39	125,735	0.45	†	3.00	†	17.18	††
2013(1)	15.06	0.12	0.47	0.59	(0.05)	(0.04)	(0.09)	15.56	3.92	21,778	0.45	†	2.42	†	—	††

(1)	The Fund commenced operations on August 6, 2013.
*	Per share data calculated using average shares method.
**	Total Return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6

Notes to Financial Statements

May 31, 2014 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2014, the Trust had eighty-seven portfolios, forty of which were operational. The financial statements herein and the related notes pertain to the Global X MLP & Energy Infrastructure ETF (the “Fund”). The Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

MASTER LIMITED PARTNERSHIPS (“MLPs”) — MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

7

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

8

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or, trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2014, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

9

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended May 31, 2014 there have been no significant changes to the Fund’s fair valuation methodologies.

FEDERAL INCOME TAXES — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period; However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

10

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes its net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Global X MLP & Energy Infrastructure ETF	50,000	$500	$918,000	$500

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Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Fund, under the Supervision and Administration Agreement, the Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Fund bears other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Fund, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and Administration Fee
Global X MLP & Energy Infrastructure ETF	0.45%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Fund. As Sub-Administrator, SEIGFS provides the Fund with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

12

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2014, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X MLP & Energy Infrastructure ETF	$9,034,112	$9,133,767

For the period ended May 31, 2014 in-kind transactions associated with creations and redemptions were:

Purchases
Global X MLP & Energy Infrastructure ETF	$94,629,078

During the period ended May 31, 2014, there were no purchases or sales of long-term U.S. Government securities for the Fund.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the period ended November 30, 2013 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MLP & Energy Infrastructure ETF
2013	$70,553	$–	$45,797	$116,350

13

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

5. TAX INFORMATION (concluded)

As of November 30, 2013, the components of tax basis distributable earnings were as follows:

Global X MLP & Energy Infrastructure ETF
Capital Loss Carryforwards	$(3)
Unrealized Appreciation on Investments and Foreign Currency	909,110
Post October Losses	(38)
Total Distributable Earnings	$909,069

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X MLP & Energy Infrastructure ETF	$(3)	$-	$(3)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at May 31, 2014 is as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X MLP & Energy Infrastructure ETF	$115,691,692	$9,972,339	$(127,987)	$9,844,352

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Notes to Financial Statements (concluded)

May 31, 2014 (Unaudited)

6. CONCENTRATION OF RISKS

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an Underlying Index in approximately the same proportions as in the Underlying Index. The Fund may utilize a representative sampling strategy with respect to their Underlying Indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their Underlying Indices, or, in certain instances, when securities in the Underlying Indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not the Underlying Indices).

7. AUTHORIZED PARTICIPANTS

At May 31, 2014, the total shares outstanding were originally acquired by Authorized Participants, in the form of Creation Units, as follows. However, the individual shares comprising such Creation Units are listed and traded on an exchange and have likely been purchased and sold by persons other than the Authorized Participants.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X MLP & Energy Infrastructure ETF	3	100%

8. LOANS OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the schedule of investments and statement of assets and liabilities. The obligation to return securities lending collateral is also recognized as a liability in the statement of assets and liabilities. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2014, and for the period ended May 31, 2014 the Fund had no securities on loan.

15

Notes to Financial Statements (concluded)

May 31, 2014 (Unaudited)

9. CONTRACTUAL OBLIGATIONS

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However the Fund has not had prior gains or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

16

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$1,193.90	0.45%	$2.46
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

17

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below their NAV. The NAV of the Fund will fluctuate with changes in the market value of its Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.GlobalXFunds.com

18

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-006-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: July 29, 2014

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Chief Financial Officer

Date: July 29, 2014

* Print the name and title of each signing officer under his or her signature.